Risks and Financial Instruments - Loss allowance for expected credit losses balances on trade receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021		Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Allowances for doubful accounts on trade receivable	R$ 559,633		R$ 579,107
Ipiranga [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for doubful accounts on trade receivable	422,542		447,389
Ultragaz [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for doubful accounts on trade receivable	135,565		113,621
Oxiteno [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for doubful accounts on trade receivable		[1]	16,430
Extrafarma [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for doubful accounts on trade receivable		[1]	73
Ultracargo [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for doubful accounts on trade receivable	R$ 1,526		R$ 1,594

[1]	On December 31, 2021 the balances were reclassified to assets of subsidiaries held for sale.